Opus Small Cap Value ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 96.5%
		Basic Materials - 3.3%
33,884		Ashland, Inc.	$3,095,642
158,365		Valvoline, Inc.	6,013,119
			9,108,761
		Consumer, Cyclical - 12.3%
53,050		Boyd Gaming Corporation	3,624,376
21,814		Casey’s General Stores, Inc.	5,511,525
104,545		KB Home	5,642,294
28,812		Marriott Vacations Worldwide Corporation	3,702,630
27,421		MSC Industrial Direct Company, Inc. - Class A	2,767,328
9,184		Pool Corporation	3,533,452
46,183		RCI Hospitality Holdings, Inc.	3,221,264
55,413		Texas Roadhouse, Inc.	6,181,320
			34,184,189
		Consumer, Non-cyclical - 12.9%
28,823		Booz Allen Hamilton Holding Corporation	3,489,889
13,653		Chemed Corporation	7,114,442
55,664		Encompass Health Corporation	3,675,494
69,427		Ensign Group, Inc.	6,725,393
78,735		EVERTEC, Inc.	3,096,647
43,140		ICF International, Inc.	5,072,833
67,121		Kforce, Inc.	4,258,156
38,980		Service Corp International/US	2,598,017
			36,030,871
		Energy - 10.3%
29,520		Chord Energy Corporation	4,629,917
33,293		Civitas Resources, Inc.	2,492,314
103,610		Helmerich & Payne, Inc.	4,638,619
145,701		Kimbell Royalty Partners LP	2,303,533
119,695		Northern Oil and Gas, Inc.	4,712,392
166,453		Sitio Royalties Corporation - Class A	4,550,825
199,043		Viper Energy Partners LP	5,398,046
			28,725,646
		Financial - 28.7% (a)
40,385		Agree Realty Corporation	2,616,140
75,968		American Homes 4 Rent - Class A	2,847,281
135,442		Apple Hospitality REIT, Inc.	2,099,351
46,373		Community Healthcare Trust, Inc.	1,634,185
207,020		Compass Diversified Holdings	4,664,161
24,364		EastGroup Properties, Inc.	4,316,814
90,999		Enterprise Financial Services Corporation	3,730,959
135,815		Essential Properties Realty Trust, Inc.	3,334,258
77,133		Four Corners Property Trust, Inc.	2,028,598
96,891		German American Bancorp, Inc.	2,854,409
39,008		Hanover Insurance Group, Inc.	4,426,628
20,921		Hingham Institution for Savings	4,653,876
133,878		Home BancShares, Inc.	3,254,574
44,358		Kemper Corporation	2,260,927
263,973		Ladder Capital Corporation	2,901,063
58,247		Lakeland Financial Corporation	3,229,214
55,382		National Storage Affiliates Trust	1,871,358
151,968		NewtekOne, Inc.	2,705,030
221,763		Old Second Bancorp, Inc.	3,545,990
22,689		Primerica, Inc.	4,825,950
160,682		Seacoast Banking Corporation of Florida	3,970,452
69,287		Stock Yards Bancorp, Inc.	3,312,612
47,618		Terreno Realty Corporation	2,825,652
80,284		Washington Trust Bancorp, Inc.	2,573,905
178,233		West BanCorp, Inc.	3,575,354
			80,058,741
		Industrial - 20.8%
27,855		AptarGroup, Inc.	3,383,268
57,878		Arcosa, Inc.	4,467,024
23,853		Comfort Systems USA, Inc.	4,149,707
44,410		Forward Air Corporation	5,277,684
29,374		Franklin Electric Company, Inc.	2,902,739
49,033		Graco, Inc.	3,889,788
38,273		Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,467,534
18,231		Kadant, Inc.	4,062,778
26,777		Landstar System, Inc.	5,451,530
29,438		Lincoln Electric Holdings, Inc.	5,908,501
33,279		Owens Corning	4,658,727
33,044		Tetra Tech, Inc.	5,591,375
45,378		UFP Industries, Inc.	4,663,043
			57,873,698
		Technology - 2.8%
27,620		Amdocs, Ltd.	2,586,337
143,148		Magic Software Enterprises, Ltd.	1,796,507
124,025		Sapiens International Corporation NV	3,341,234
			7,724,078
		Utilities - 5.4%
150,256		Atlantica Sustainable Infrastructure plc - ADR	3,624,175
78,869		California Water Service Group	4,181,634
71,030		New Jersey Resources Corporation	3,175,041
50,088		Otter Tail Corporation	4,057,629
			15,038,479
		TOTAL COMMON STOCKS (Cost $244,384,867)	268,744,463

		SHORT-TERM INVESTMENTS - 4.0%
11,207,265		First American Treasury Obligations Fund - Class X, 5.20% (b)	11,207,265
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,207,265)	11,207,265
		Total Investments (Cost $255,592,132) - 100.5%	279,951,728
		Liabilities in Excess of Other Assets - (0.5)%	(1,478,484)
		NET ASSETS - 100.0%	$278,473,244

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(b)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$268,744,463	$-	$-	$268,744,463
Short-Term Investments	11,207,265	-	-	11,207,265
Total Investments in Securities	$279,951,728	$-	$-	$279,951,728

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.